Annual Total Returns (Vanguard Materials Index Fund - Admiral Shares Retail) (Vanguard Materials Index Fund, Vanguard Materials Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Annual Total Return
2013	24.94%
2012	17.29%
2011	(9.47%)
2010	24.37%
2009	51.59%
2008	(46.57%)
2007	26.36%
2006	19.46%
2005	3.67%